UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21160
Morgan Stanley Fundamental Value Fund
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)                    (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: September 30, 2010
Date of reporting period: March 31, 2010

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Fundamental Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months Ended March 31, 2010

Total Return for the 6 Months Ended March 31, 2010

				Russell	Lipper
				1000®	Large-Cap
				Value	Value Funds
Class A	Class B	Class C	Class I	Index[1]	Index[2]
9.99%	10.02%	9.63%	10.24%	11.28%	11.04%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B Shares incurred lower expenses under the 12b-1 fee Plan than did Class A shares for the six months ended March 31, 2010, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

The Fund’s Distributor is currently waiving the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver is expected to continue for at least one year or until such time that the Fund’s Board of Trustees acts to discontinue such waiver when it deems that such action is appropriate.

Market Conditions

The stock market continued to rise in the six-month period ended March 31, 2010. Investors believed the economic recovery was underway despite persistent weakness in some areas of the economy — most notably employment and housing. Corporate earnings continued to reflect improvement relative to expectations, although the improvements were generally attributable to aggressive cost cutting rather than growth in real demand. Corporations’ balance sheets appeared healthier, with considerable cash on their books. Increases in merger and acquisition activity and in initial public offerings also supported market gains, especially in the second half of 2009, although the pace these activities slowed somewhat in early 2010.

The market experienced some volatility in early 2010. Credit tightening by the Chinese government and debt problems in Greece and several other European Union nations raised fears about the strength of the global economy. However, by the end of the period, investors felt reasonably satisfied that European policy makers were acting to contain a potential crisis and sentiment regarding the U.S. economy continued to improve with a number of positive economic data releases in February and March.

Performance Analysis

All share classes of Morgan Stanley Fundamental Value Fund underperformed the Russell 1000® Value Index (the “Index”) and the Lipper Large-Cap Value Funds Index for the six months ended March 31, 2010, assuming no deduction of applicable sales charges.

All sectors in the Fund had positive returns on an absolute basis for the reporting period overall. However, some sectors had smaller gains than those of the Index, resulting in the underperformance of the Fund on a relative basis.

The chief detractors from relative performance included the industrials sector. Although the portfolio held a roughly equal weight to that of the Index, the Fund had less exposure to some of the better-performing stocks within the group, particularly in the capital goods and transportation industries. Stock selection in the financial services sector also dampened relative gains, as the Fund had greater exposure to diversified financial and insurance companies, which did not perform as strongly as regional banks and real estate investment trusts (REITs) during the period. Overall, the portfolio remained underweight relative to the Index in the financial services sector. The health care sector was another area of relative weakness. In particular, holdings in pharmaceutical companies domiciled outside the U.S. were hurt by the falling U.S. dollar during the period. These international companies generate a sizeable portion of their revenues from the U.S. and a relatively weaker U.S. dollar translated into smaller profits in their local currencies.

Other positions, however, fared better on a relative basis. Stock selection in the technology sector contributed positively to relative returns, with strong performance from holdings in internet retail, computer hardware, and networking companies. The Fund held a relative overweight in the technology sector during the period. An underweight in the telecommunications services sector was also advantageous. The sector has continued to struggle with increasing competition from wireless companies and loss of landlines. The Fund continued to hold an underweight in the energy sector, but stock selection primarily drove relative gains during the period. We continued to focus the portfolio on exploration and production companies, which performed well in a rising oil price environment, over integrated oil companies, which lagged.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 03/31/10
JPMorgan Chase & Co.	4.9%
Marsh & McLennan Cos., Inc.	3.2
Viacom, Inc. (Class B)	3.0
Occidental Petroleum Corp.	2.8
Time Warner Cable, Inc.	2.8
Anadarko Petroleum Corp.	2.5
Hewlett-Packard Co.	2.4
Cisco Systems, Inc.	2.4
eBay, Inc.	2.4
Bank of America Corp.	2.3

TOP FIVE INDUSTRIES as of 03/31/10
Oil, Gas & Consumable Fuels	11.7%
Diversified Financial Services	8.2
Media	7.8
Pharmaceuticals	7.3
Commercial Banks	5.2

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in common stock and other equity securities, including depositary receipts, preferred stocks and securities convertible into common stock. The Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., primarily focuses on equity securities of larger capitalization companies, but the Fund may also invest in small and medium capitalization companies. Up to 15 percent of the Fund’s net assets may be invested in convertible securities rated below investment grade (commonly referred to as “junk bonds”). The Fund may also use derivative instruments as discussed in the Fund’s prospectus. These derivative instruments will be counted toward the 65 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC’s web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended March 31, 2010

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 10/29/02)		(since 10/29/02)		(since 10/29/02)		(since 10/29/02)
Symbol	FVFAX		FVFBX		FVFCX		FVFDX
1 Year	51.35%[3]		51.53%[3]		50.38%[3]		51.92%[3]
	43.41	[4]	46.53	[4]	49.38	[4]	—

5 Years	3.46	[3]	3.51	[3]	2.70	[3]	3.72	[3]
	2.35	[4]	3.23	[4]	2.70	[4]	—

Since Inception	7.94	[3]	7.71	[3]	7.17	[3]	8.21	[3]
	7.16	[4]	7.71	[4]	7.17	[4]	—

Gross Expense Ratio	1.65%		1.57%		2.40%		1.40%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund’s fiscal year end as outlined in the Fund’s current prospectus.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See “Conversion Feature” for Class B shares in “Share Class Arrangements” of the Prospectus for more information.

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The Russell 1000®Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Large-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Large-Cap Value Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/09 – 03/31/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			10/01/09 –
	10/01/09	03/31/10	03/31/10
Class A
Actual (9.99% return)	$1,000.00	$1,099.90	$8.01
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.30	$7.70
Class B
Actual (10.02% return)	$1,000.00	$1,100.20	$7.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.35	$7.64
Class C
Actual (9.63% return)	$1,000.00	$1,096.30	$11.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.56	$11.45
Class I
Actual (10.24% return)	$1,000.00	$1,102.40	$6.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.55	$6.44

@	Expenses are equal to the Fund’s annualized expense ratios of 1.53%, 1.52%, 2.28% and 1.28% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended March 31, 2010, the total operating expense ratio for Class B shares was lower and as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

The Fund’s Distributor is currently waiving the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver is expected to continue for at least one year or until such time that the Fund’s Board of Trustees acts to discontinue such waiver when it deems that such action is appropriate.

Morgan Stanley Fundamental Value Fund
Portfolio of Investments - March 31, 2010 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (90.1%)
	Aerospace & Defense (1.1%)
7,200	General Dynamics Corp.	$555,840

	Capital Markets (2.6%)
47,826	Charles Schwab Corp. (The)	893,868
8,700	State Street Corp.	392,718

		1,286,586

	Chemicals (0.8%)
13,900	Dow Chemical Co. (The)	411,023

	Commercial Banks (5.2%)
11,600	BB&T Corp.	375,724
39,700	Fifth Third Bancorp	539,523
17,154	PNC Financial Services Group, Inc.	1,024,094
19,300	Wells Fargo & Co.	600,616

		2,539,957

	Commercial Services & Supplies (1.0%)
14,100	Avery Dennison Corp.	513,381

	Communications Equipment (2.4%)
45,180	Cisco Systems, Inc. (a)	1,176,035

	Computers & Peripherals (3.0%)
18,284	Dell, Inc. (a)	274,443
22,600	Hewlett-Packard Co.	1,201,190

		1,475,633

	Diversified Financial Services (8.2%)
63,700	Bank of America Corp.	1,137,045
118,500	Citigroup, Inc. (See Note 6) (a)	479,925
53,917	JPMorgan Chase & Co.	2,412,786

		4,029,756

	Electric Utilities (3.8%)
30,593	American Electric Power Co., Inc.	1,045,669
5,086	Entergy Corp.	413,746
10,830	FirstEnergy Corp.	423,344

		1,882,759

	Energy Equipment & Services (1.3%)
10,060	Schlumberger Ltd. (Netherlands Antilles)	638,408

	Food & Staples Retailing (4.6%)
19,600	Sysco Corp.	578,200
19,100	Wal-Mart Stores, Inc.	1,061,960
17,300	Walgreen Co.	641,657

		2,281,817

	Food Products (2.3%)
37,100	Kraft Foods, Inc. (Class A)	1,121,904

	Health Care Equipment & Supplies (2.0%)
19,455	Covidien PLC (Ireland)	978,197

	Health Care Providers & Services (1.9%)
11,900	Cardinal Health, Inc.	428,757
16,100	UnitedHealth Group, Inc. (a)	525,987

		954,744

	Household Durables (1.6%)
21,140	Sony Corp. (ADR) (Japan)	810,085

	Industrial Conglomerates (4.4%)
51,600	General Electric Co.	939,120
4,780	Siemens AG (ADR) (Germany)	477,857
20,200	Tyco International Ltd. (Switzerland)	772,650

		2,189,627

	Insurance (4.1%)
9,185	Chubb Corp.	476,242
64,190	Marsh & McLennan Cos., Inc.	1,567,520

		2,043,762

	Internet Software & Services (2.4%)
43,480	eBay, Inc. (a)	1,171,786

	Machinery (2.5%)
15,400	Dover Corp.	719,950
14,594	Ingersoll-Rand PLC (Ireland)	508,893

		1,228,843

	Media (7.8%)
25,800	Time Warner Cable, Inc.	1,375,398
33,175	Time Warner, Inc.	1,037,382
42,421	Viacom, Inc. (Class B) (a)	1,458,434

		3,871,214

See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
Portfolio of Investments - March 31, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Metals & Mining (1.9%)
7,000	Freeport-McMoRan Copper & Gold, Inc.	$584,780
7,120	Newmont Mining Corp.	362,622

		947,402

	Oil, Gas & Consumable Fuels (11.7%)
16,800	Anadarko Petroleum Corp.	1,223,544
8,900	BP PLC (ADR) (United Kingdom)	507,923
8,500	Devon Energy Corp.	547,655
10,100	Exxon Mobil Corp.	676,498
6,300	Hess Corp.	394,065
16,430	Occidental Petroleum Corp.	1,388,992
17,530	Royal Dutch Shell PLC (ADR) (United Kingdom)	1,014,286

		5,752,963

	Pharmaceuticals (7.3%)
7,560	Abbott Laboratories	398,261
10,350	Bayer AG (ADR) (Germany)	700,177
35,130	Bristol-Myers Squibb Co.	937,971
10,874	Merck & Co., Inc.	406,144
25,600	Pfizer, Inc.	439,040
17,980	Roche Holding AG (ADR) (Switzerland)	728,819

		3,610,412

	Professional Services (1.0%)
8,400	Manpower, Inc.	479,808

	Semiconductors & Semiconductor Equipment (1.3%)
27,700	Intel Corp.	616,602

	Specialty Retail (2.1%)
31,358	Home Depot, Inc.	1,014,431

	Wireless Telecommunication Services (1.8%)
39,000	Vodafone Group PLC (ADR) (United Kingdom)	908,310

	Total Common Stocks (Cost $36,712,830)	44,491,285

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Convertible Bonds (6.5%)
	Advertising Agencies (0.3%)
$146	Interpublic Group of Cos., Inc.	4.25%	03/15/23	$152,753

	Auto-Medium & Heavy Duty Trucks (0.1%)
39	Navistar International Corp.	3.00	10/15/14	43,680

	Computers-Memory Devices (0.5%)
293	SanDisk Corp.	1.00	05/15/13	254,544

	Electric-Integrated (0.4%)
62	PG&E Corp.	9.50	06/30/10	174,607

	Electronic Component-Semiconductor (0.2%)
122	Micron Technology, Inc.	1.875	06/01/14	117,273

	Medical-Biomedical/Genetics (3.0%)
500	Amgen, Inc. (144A) (b)	0.375%	02/01/13	509,375
500	Amgen, Inc.	0.375	02/01/13	509,375
400	Life Technologies Corp.	1.50	02/15/24	471,000

				1,489,750

	Oil-Field Services (0.3%)
163	Helix Energy Solutions Group, Inc.	3.25	12/15/25	147,311

	Pharmacy Services (0.8%)
469	Omnicare, Inc. (Series OCR)	3.25	12/15/35	399,236

See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
Portfolio of Investments - March 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Telecom Equipment Fiber Optics (0.9%)
$500	JDS Uniphase Corp. (144A) (b)	1.00%	05/15/26	$454,375

	Total Convertible Bonds (Cost $3,090,765)			3,233,529

NUMBER OF
SHARES

	Convertible Preferred Stocks (2.5%)
	Commercial Services & Supplies (0.4%)
5,325	Avery Dennison Corp. $3.938	$211,402

	Gas-Distribution (1.6%)
28,000	Centerpoint Energy, Inc. $1.791	791,000

	Health Care Providers & Services (0.5%)
250	HealthSouth Corp. (144A) (b) $65.00	216,000

	Total Convertible Preferred Stocks (Cost $1,146,893)	1,218,402

NUMBER OF
SHARES (000)

	Short-Term Investment (1.0%)
	Investment Company
501	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 6) (Cost $500,802)	500,802

Total Investments (Cost $41,451,290) (c)	100.1%	49,444,018
Liabilities in Excess of Other Assets	(0.1)	(73,723)

Net Assets	100.0%	$49,370,295

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Resale is restricted to qualified institutional investors.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $9,241,939 and the aggregate gross unrealized depreciation is $1,249,211 resulting in net unrealized appreciation of $7,992,728.

See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
Summary of Investments - March 31, 2010 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Oil, Gas & Consumable Fuels	$5,752,963	11.6%
Diversified Financial Services	4,029,756	8.2
Media	3,871,214	7.8
Pharmaceuticals	3,610,412	7.3
Commercial Banks	2,539,957	5.1
Food & Staples Retailing	2,281,817	4.6
Industrial Conglomerates	2,189,627	4.4
Insurance	2,043,762	4.1
Electric Utilities	1,882,759	3.8
Medical-Biomedical/Genetics	1,489,750	3.0
Computers & Peripherals	1,475,633	3.0
Capital Markets	1,286,586	2.6
Machinery	1,228,843	2.5
Communications Equipment	1,176,035	2.4
Internet Software & Services	1,171,786	2.4
Health Care Providers & Services	1,170,744	2.4
Food Products	1,121,904	2.3
Specialty Retail	1,014,431	2.1
Health Care Equipment & Supplies	978,197	2.0
Metals & Mining	947,402	1.9
Wireless Telecommunication Services	908,310	1.8
Household Durables	810,085	1.6
Gas-Distribution	791,000	1.6
Commercial Services & Supplies	724,783	1.5
Energy Equipment & Services	638,408	1.3
Semiconductors & Semiconductor Equipment	616,602	1.3
Aerospace & Defense	555,840	1.1
Investment Company	500,802	1.0
Professional Services	479,808	1.0
Telecom Equipment Fiber Optics	454,375	0.9
Chemicals	411,023	0.8
Pharmacy Services	399,236	0.8
Computers-Memory Devices	254,544	0.5
Electric-Integrated	174,607	0.4
Advertising Agencies	152,753	0.3
Oil-Field Services	147,311	0.3
Electronic Component-Semiconductor	117,273	0.2
Auto-Medium & Heavy Duty Trucks	43,680	0.1

	$49,444,018	100.0%

See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
Financial Statements

Statement of Assets and Liabilities
March 31, 2010 (unaudited)

Assets:
Investments in securities, at value (cost $40,432,274)	$48,463,291
Investment in affiliates, at value (cost $1,019,016)	980,727
Receivable for:
Dividends	79,701
Interest	13,423
Foreign withholding taxes reclaimed	8,649
Shares of beneficial interest sold	1,692
Dividends from affiliates	68
Receivable from Distributor	35,305
Prepaid expenses and other assets	27,393

Total Assets	49,610,249

Liabilities:
Payable for:
Shares of beneficial interest redeemed	123,343
Distribution fee	32,897
Investment advisory fee	29,209
Transfer agent fee	4,511
Administration fee	3,509
Accrued expenses and other payables	46,485

Total Liabilities	239,954

Net Assets	$49,370,295

Composition of Net Assets:
Paid-in-capital	$45,907,565
Net unrealized appreciation	7,992,728
Accumulated undistributed net investment income	120,506
Accumulated net realized loss	(4,650,504)

Net Assets	$49,370,295

Class A Shares:
Net Assets	$16,017,187
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,525,024
Net Asset Value Per Share	$10.50

Maximum Offering Price Per Share,
(net asset value plus 5.54% of net asset value)	$11.08

Class B Shares:
Net Assets	$29,246,801
Shares Outstanding (unlimited shares authorized, $.01 par value)	2,805,094
Net Asset Value Per Share	$10.43

Class C Shares:
Net Assets	$3,760,029
Shares Outstanding (unlimited shares authorized, $.01 par value)	361,864
Net Asset Value Per Share	$10.39

Class I Shares:
Net Assets	$346,278
Shares Outstanding (unlimited shares authorized, $.01 par value)	32,992
Net Asset Value Per Share	$10.50

Statement of Operations
For the six months ended March 31, 2010 (unaudited)

Net Investment Income:
Income
Dividends (net of $9,485 foreign withholding tax)	$463,082
Interest	38,623
Dividends from affiliates	979

Total Income	502,684

Expenses
Investment advisory fee	162,244
Distribution fee (Class A shares)	19,360
Distribution fee (Class B shares)	34,288
Distribution fee (Class C shares)	18,381
Transfer agent fees and expenses	41,426
Professional fees	38,688
Shareholder reports and notices	26,072
Administration fee	19,372
Registration fees	8,009
Custodian fees	4,041
Trustees’ fees and expenses	465
Other	9,090

Total Expenses	381,436

Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(842)

Net Expenses	380,594

Net Investment Income	122,090

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	1,444,428
Investments in affiliates	(1,179)

Net Realized Gain	1,443,249

Change in Unrealized Appreciation/Depreciation on:
Investments	3,156,746
Investments in affiliates	(93,522)

Net Change in Unrealized Appreciation/ Depreciation	3,063,224

Net Gain	4,506,473

Net Increase	$4,628,563

See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	MARCH 31, 2010	SEPTEMBER 30, 2009
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$122,090	$558,342
Net realized gain (loss)	1,443,249	(5,913,268)
Net change in unrealized appreciation/depreciation	3,063,224	673,423

Net Increase (Decrease)	4,628,563	(4,681,503)

Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(182,411)	(305,854)
Class B shares	(362,023)	(651,479)
Class C shares	(15,904)	(52,518)
Class I shares	(4,507)	(5,596)
Net realized gain
Class A shares	—	(817,700)
Class B shares	—	(1,623,014)
Class C shares	—	(214,173)
Class I shares	—	(13,107)

Total Dividends and Distributions	(564,845)	(3,683,441)

Net decrease from transactions in shares of beneficial interest	(4,054,190)	(6,377,388)

Net Increase (Decrease)	9,528	(14,742,332)
Net Assets:
Beginning of period	49,360,767	64,103,099

End of Period (Including accumulated undistributed net investment income of $120,506 and $563,261, respectively)	$49,370,295	$49,360,767

See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
Notes to Financial Statements - March 31, 2010 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Fundamental Value Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to seek total return. The Fund was organized as a Massachusetts business trust on July 11, 2002 and commenced operations on October 29, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company (the “Transaction”). The Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”). Pursuant to the Reorganization, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”). Pursuant to the Reorganization, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Reorganization was approved by the Fund’s shareholders at a special meeting of shareholders held on May 11, 2010. Both the Transaction and the Reorganization are expected to close on or about June 1, 2010.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the

Morgan Stanley Fundamental Value Fund
Notes to Financial Statements - March 31, 2010 (unaudited) continued

last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker: cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment

Morgan Stanley Fundamental Value Fund
Notes to Financial Statements - March 31, 2010 (unaudited) continued

securities, other assets and liabilities and forward foreign currency contracts (“forward contracts”) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on forward contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended September 30, 2009 remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional

Morgan Stanley Fundamental Value Fund
Notes to Financial Statements - March 31, 2010 (unaudited) continued

evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through the date of issuance of these financial statements.
2. Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Common Stocks
Aerospace & Defense	$555,840	$555,840	—	—
Capital Markets	1,286,586	1,286,586	—	—
Chemicals	411,023	411,023	—	—
Commercial Banks	2,539,957	2,539,957	—	—
Commercial Services & Supplies	513,381	513,381	—	—
Communications Equipment	1,176,035	1,176,035	—	—

Morgan Stanley Fundamental Value Fund
Notes to Financial Statements - March 31, 2010 (unaudited) continued

		FAIR VALUE MEASUREMENTS AT MARCH 31, 2010 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Computers & Peripherals	$1,475,633	$1,475,633	—	—
Diversified Financial Services	4,029,756	4,029,756	—	—
Electric Utilities	1,882,759	1,882,759	—	—
Energy Equipment & Services	638,408	638,408	—	—
Food & Staples Retailing	2,281,817	2,281,817	—	—
Food Products	1,121,904	1,121,904	—	—
Health Care Equipment & Supplies	978,197	978,197	—	—
Health Care Providers & Services	954,744	954,744	—	—
Household Durables	810,085	810,085	—	—
Industrial Conglomerates	2,189,627	2,189,627	—	—
Insurance	2,043,762	2,043,762	—	—
Internet Software & Services	1,171,786	1,171,786	—	—
Machinery	1,228,843	1,228,843	—	—
Media	3,871,214	3,871,214	—	—
Metals & Mining	947,402	947,402	—	—
Oil, Gas & Consumable Fuels	5,752,963	5,752,963	—	—
Pharmaceuticals	3,610,412	3,610,412	—	—
Professional Services	479,808	479,808	—	—
Semiconductors & Semiconductor Equipment	616,602	616,602	—	—
Specialty Retail	1,014,431	1,014,431	—	—
Wireless Telecommunication Services	908,310	908,310	—	—

Total Common Stocks	44,491,285	44,491,285	—	—

Convertible Bonds	3,233,529	—	$3,233,529	—
Convertible Preferred Stocks	1,218,402	—	1,218,402	—
Short-Term Investment — Investment Company	500,802	500,802	—	—

Total	$49,444,018	$44,992,087	$4,451,931	—

3. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund’s foreign currency exposure or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of

Morgan Stanley Fundamental Value Fund
Notes to Financial Statements - March 31, 2010 (unaudited) continued

the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by the Fund.

Futures  The Fund may purchase and sell stock index futures (“futures contracts”) for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index. These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

There were no futures transactions for the six months ended March 31, 2010.

Forward Foreign Currency Contracts  The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

There were no transactions in forward foreign currency contracts for the six months ended March 31, 2010.
4. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million and 0.62% to the portion of the daily net assets exceeding $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Morgan Stanley Fundamental Value Fund
Notes to Financial Statements - March 31, 2010 (unaudited) continued

5. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses at March 31, 2010.

The Fund’s Distributor is currently waiving the 12b-1 fee on Class B shares of the Fund to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. This waiver is expected to continue for at least one year or until such time that the Fund’s Board of Trustees acts to discontinue such waiver when it deems that such action is appropriate.

At March 31, 2010, included in the Statement of Assets and Liabilities, is a receivable from the Fund’s Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a “reimbursement plan”, the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of March 31, 2010. For the six months ended March 31, 2010, the distribution fee was accrued for Class B at an annual rate of 0.24%.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2010, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

Morgan Stanley Fundamental Value Fund
Notes to Financial Statements - March 31, 2010 (unaudited) continued

The Distributor has informed the Fund that for the six months ended March 31, 2010, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $118, $3,711 and $92, respectively and received $1,989 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
6. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended March 31, 2010, advisory fees paid were reduced by $842 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are included in “dividends from affiliates” in the Statement of Operations and totaled $979 for the six months ended March 31, 2010. During the six months ended March 31, 2010, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $4,917,533 and $6,139,503, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2010 aggregated $5,987,416 and $9,182,304, respectively.

The Fund had the following transactions with Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor for the six months ended March 31, 2010:

		NET REALIZED
PURCHASES	SALES	LOSS	INCOME	VALUE

$196,283	$13,696	$(1,179)	—	$479,925

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these

Morgan Stanley Fundamental Value Fund
Notes to Financial Statements - March 31, 2010 (unaudited) continued

investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
7. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR
	MARCH 31, 2010		ENDED
	(unaudited)		SEPTEMBER 30, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	61,399	$609,920	285,610	$2,306,144
Reinvestment of dividends and distributions	18,337	179,700	144,994	1,113,553
Redeemed	(150,847)	(1,494,397)	(597,635)	(4,710,120)

Net decrease – Class A	(71,111)	(704,777)	(167,031)	(1,290,423)

CLASS B SHARES
Sold	44,256	437,587	291,917	2,294,118
Reinvestment of dividends and distributions	36,383	354,006	293,648	2,237,597
Redeemed	(383,093)	(3,773,995)	(1,177,436)	(9,357,976)

Net decrease – Class B	(302,454)	(2,982,402)	(591,871)	(4,826,261)

CLASS C SHARES
Sold	22,177	220,099	62,444	497,765
Reinvestment of dividends and distributions	1,585	15,389	34,579	263,144
Redeemed	(72,984)	(714,593)	(128,874)	(994,683)

Net decrease – Class C	(49,222)	(479,105)	(31,851)	(233,774)

CLASS I SHARES
Sold	14,594	146,015	3,307	26,642
Reinvestment of dividends and distributions	461	4,507	2,438	18,703
Redeemed	(3,919)	(38,428)	(10,444)	(72,275)

Net increase (decrease) – Class I	11,136	112,094	(4,699)	(26,930)

Net decrease in fund	(411,651)	$(4,054,190)	(795,452)	$(6,377,388)

8. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Fundamental Value Fund
Notes to Financial Statements - March 31, 2010 (unaudited) continued

As of September 30, 2009, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year) and capital loss deferrals on wash sales.
9. New Accounting Pronouncement
On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this new guidance on the Fund’s financial statements, if any, is currently being assessed.

Morgan Stanley Fundamental Value Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2010		2009	2008	2007	2006	2005
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.66		$10.85	$14.25	$14.29	$14.32	$13.10

Income (loss) from investment operations:
Net investment income(1)	0.03		0.10	0.13	0.17	0.15	0.13
Net realized and unrealized gain (loss)	0.93		(0.66)	(2.24)	1.43	1.29	2.14

Total income (loss) from investment operations	0.96		(0.56)	(2.11)	1.60	1.44	2.27

Less dividends and distributions from:
Net investment income	(0.12)		(0.17)	(0.18)	(0.16)	(0.12)	(0.11)
Net realized gain	—		(0.46)	(1.11)	(1.48)	(1.35)	(0.94)

Total dividends and distributions	(0.12)		(0.63)	(1.29)	(1.64)	(1.47)	(1.05)

Net asset value, end of period	$10.50		$9.66	$10.85	$14.25	$14.29	$14.32

Total Return(2)	9.99%(6)		(3.61)%	(16.08)%	11.81%	10.95%	17.99%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.53%(4	)(7)	1.65%(4)	1.38%(4)	1.30%(4)	1.34%	1.36%
Net investment income	0.55%(4	)(7)	1.23%(4)	1.09%(4)	1.24%(4)	1.06%	0.93%
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)	0.00%(5)	0.00%(5)	0.00%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$16,017		$15,418	$19,137	$30,067	$36,955	$36,759
Portfolio turnover rate	13%(6)		57%	16%	25%	28%	37%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2010		2009	2008	2007	2006	2005
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.60		$10.79	$14.19	$14.23	$14.17	$12.98

Income (loss) from investment operations:
Net investment income(1)	0.03		0.11	0.14	0.19	0.16	0.03
Net realized and unrealized gain (loss)	0.92		(0.65)	(2.23)	1.42	1.29	2.13

Total income (loss) from investment operations	0.95		(0.54)	(2.09)	1.61	1.45	2.16

Less dividends and distributions from:
Net investment income	(0.12)		(0.19)	(0.20)	(0.17)	(0.04)	(0.03)
Net realized gain	—		(0.46)	(1.11)	(1.48)	(1.35)	(0.94)

Total dividends and distributions	(0.12)		(0.65)	(1.31)	(1.65)	(1.39)	(0.97)

Net asset value, end of period	$10.43		$9.60	$10.79	$14.19	$14.23	$14.17

Total Return(2)	10.02%(6)		(3.47)%	(16.03)%	11.98%	11.07%	17.27%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.52%(4	)(7)	1.57%(4)	1.28%(4)	1.20%(4)	1.19%	2.03%
Net investment income	0.56%(4	)(7)	1.31%(4)	1.19%(4)	1.34%(4)	1.21%	0.26%
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)	0.00%(5)	0.00%(5)	0.00%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$29,247		$29,818	$39,935	$64,470	$59,807	$67,448
Portfolio turnover rate	13%(6)		57%	16%	25%	28%	37%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2010		2009		2008		2007		2006	2005
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.52		$10.71		$14.07		$14.13		$14.19	$12.99

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.01)		0.04		0.04		0.07		0.05	0.04
Net realized and unrealized gain (loss)	0.92		(0.66)		(2.21)		1.41		1.27	2.13

Total income (loss) from investment operations	0.91		(0.62)		(2.17)		1.48		1.32	2.17

Less dividends and distributions from:
Net investment income	(0.04)		(0.11)		(0.08)		(0.06)		(0.03)	(0.03)
Net realized gain	—		(0.46)		(1.11)		(1.48)		(1.35)	(0.94)

Total dividends and distributions	(0.04)		(0.57)		(1.19)		(1.54)		(1.38)	(0.97)

Net asset value, end of period	$10.39		$9.52		$10.71		$14.07		$14.13	$14.19

Total Return(2)	9.63	%(6)	(4.39)%		(16.64)%		11.03%		10.08%	17.29%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.28	%(4)(7)	2.40	%(4)	2.11	%(4)	2.02	%(4)	2.05%	1.98%
Net investment income (loss)	(0.20	)%(4)(7)	0.48	%(4)	0.36	%(4)	0.52	%(4)	0.35%	0.31%
Rebate from Morgan Stanley affiliate	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$3,760		$3,914		$4,743		$6,551		$7,195	$6,024
Portfolio turnover rate	13	%(6)	57%		16%		25%		28%	37%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2010		2009	2008	2007	2006	2005
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$9.66		$10.86	$14.28	$14.31	$14.34	$13.13

Income (loss) from investment operations:
Net investment income(1)	0.04		0.12	0.17	0.21	0.18	0.16
Net realized and unrealized gain (loss)	0.94		(0.66)	(2.26)	1.43	1.29	2.15

Total income (loss) from investment operations	0.98		(0.54)	(2.09)	1.64	1.47	2.31

Less dividends and distributions from:
Net investment income	(0.14)		(0.20)	(0.22)	(0.19)	(0.15)	(0.16)
Net realized gain	—		(0.46)	(1.11)	(1.48)	(1.35)	(0.94)

Total dividends and distributions	(0.14)		(0.66)	(1.33)	(1.67)	(1.50)	(1.10)

Net asset value, end of period	$10.50		$9.66	$10.86	$14.28	$14.31	$14.34

Total Return(2)	10.24%(6)		(3.40)%	(15.92)%	12.12%	11.17%	18.31%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.28%(4	)(7)	1.40%(4)	1.13%(4)	1.06%(4)	1.10%	1.11%
Net investment income	0.80%(4	)(7)	1.48%(4)	1.34%(4)	1.48%(4)	1.30%	1.18%
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)	0.00%(5)	0.00%(5)	0.00%(5)	—	—
Supplemental Data:
Net assets, end of period, in thousands	$346		$211	$288	$1,499	$1,565	$1,548
Portfolio turnover rate	13%(6)		57%	16%	25%	28%	37%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.005%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley Fundamental Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

A. Information We Disclose to Our Affiliated Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal

Morgan Stanley Fundamental Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

information about you, and we require them to adhere to confidentiality standards with respect to such information.

4.	How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?
We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.	How Can You Limit the Use of Certain Personal Information About You by Our Affiliated Companies for Marketing?
You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6.	How Can You Send Us an Opt-Out Instruction?
If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 869-6397 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Morgan Stanley Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In

Morgan Stanley Fundamental Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2010 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Fundamental Value Fund

Semiannual
Report

March 31, 2010

FVFSAN
IU10-02174P-Y03/10

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of
EX-99.CERT.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Fundamental Value Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 17, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 17, 2010

3